Disposal of Subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disposal of Subsidiaries (Details) [Line Items]
Gain (Loss) on disposal	¥ 115,152
Total gain on disposal of subsidiaries	14,270	¥ 26,707	¥ 19,389
Related Party [Member]
Disposal of Subsidiaries (Details) [Line Items]
Gain (Loss) on disposal	2,360
Total gain on disposal of subsidiaries	¥ 112,792